Supplement to the
Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF and Fidelity® Value Factor ETF
November 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements information for Fidelity® Dividend ETF for Rising Rates found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® High Dividend ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® Low Volatility Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® Momentum Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® Quality Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® Value Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of each fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

CPF-19-02 1.9881102.103	April 25, 2019

Supplement to the
Fidelity® International High Dividend ETF and Fidelity® International Value Factor ETF
March 1, 2019
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements information for Fidelity® International High Dividend ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® International Value Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of each fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

IHD-IVE-19-01 1.9894173.100	April 25, 2019

Supplement to the
Fidelity® Targeted Emerging Markets Factor ETF and Fidelity® Targeted International Factor ETF
February 20, 2019
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for Fidelity® Targeted Emerging Markets Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since February 2019.

The following information supplements similar information for Fidelity® Targeted International Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since February 2019.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of each fund, which he has managed since February 2019. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

IES-EMK-19-01 1.9894172.100	April 25, 2019

Supplement to the
Fidelity® Small-Mid Factor ETF
February 20, 2019
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since February 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SFE-19-01 1.9894171.100	April 25, 2019